Deposits by Banks - Parent	12 Months Ended
Dec. 31, 2022
Disclosure Of Deposits From Banks [Line Items]
Deposits by Banks
24. DEPOSITS BY BANKS

		Group
	2022	2021
	£m	£m
Items in the course of transmission	701	414
Deposits held as collateral	1,758	941
Other deposits(1)	26,084	32,507
	28,543	33,862
(1)Includes drawdown from the TFSME of £25.0bn (2021: £31.9bn).

Santander UK Group Holdings plc
Disclosure Of Deposits From Banks [Line Items]
Deposits by Banks	46.9 DEPOSITS BY BANKS These consist of amounts due to subsidiaries under loan agreements and are repayable on demand.